Note 20 - Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Impairment expense	$ 0	$ (2,730)
Income tax benefit	(374)	(263)
Net loss from discontinued operations, net of tax	(3,324)	(9,499)
Current assets of discontinued operations:
Total current assets of discontinued operations	1,121	5,431
Non-current assets of discontinued operations:
Total current assets of discontinued operations	44	1,882
LIABILITIES
Total current liabilities of discontinued operations	557	1,766
Consumer Health Divesture [Member]
Net revenue	15,819	33,600
Cost of sales	(10,287)	(19,197)
Selling and marketing	(4,875)	(17,217)
General and administrative	(2,560)	(3,096)
Research and development	(22)	(116)
Amortization of intangible assets	(1,529)	(1,097)
Restructuring costs	(209)	0
Impairment expense	0	(2,975)
Gain from contingent consideration	0	391
Interest expense	(35)	(55)
Loss from discontinued operations before income taxes	(3,698)	(9,762)
Income tax benefit	374	263
Net loss from discontinued operations, net of tax	(3,324)	(9,499)
Current assets of discontinued operations:
Accounts receivable, net	91	209
Inventories	492	3,487
Prepaid expenses and other current assets	538	1,735
Total current assets of discontinued operations	1,121	5,431
Non-current assets of discontinued operations:
Property and equipment, net	0	36
Operating lease right-of-use assets	0	226
Intangible assets, net	0	1,529
Other non-current assets	44	91
Total current assets of discontinued operations	44	1,882
Total current and non-current assets of discontinued operations	1,165	7,313
LIABILITIES
Accounts payable	126	929
Accrued liabilities	431	837
Total current liabilities of discontinued operations	$ 557	$ 1,766